Financial risk management - Financial instruments by category (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	$ (60,369)	$ (24,809)
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	(60,369)	(24,809)
Financial liabilities at amortised cost
Financial risk management
Financial liabilities	(1,122,810)	(1,049,304)
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets		11,710
Financial assets, at FVPL
Financial risk management
Financial assets	53,398
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	2,294	1,597
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	51,104	29,011
Financial assets at amortised cost
Financial risk management
Financial assets	$ 665,787	$ 432,888